INCOME TAXES (Details 1) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Non-capital loss carry forwards	$ 5,384	$ 1,162
Mineral properties	(3,073)	(1,978)
Mineral property investments	(2,311)	(130)
Total	$ 0	$ (946)